Document And Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 26, 2014	Nov. 14, 2014	Mar. 28, 2014
Document And Entity Information [Abstract]
Entity Registrant Name	Mallinckrodt plc
Entity Central Index Key	0001567892
Trading Symbol	MNK
Current Fiscal Year End Date	--09-26
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Sep. 26, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Amendment Flag	false
Ordinary Shares Outstanding		116,278,655
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 3,676.1